Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥) item	Sep. 30, 2021 USD ($) item	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Functional currency and foreign currency translation
Foreign currency translation adjustment (gains)/losses		¥ (168,944)	$ (26,220)	¥ 104,920
Exchange rate (RMB per USD 1.00)		6.4434			6.4434
Short-term investment
Short-term investments		¥ 21,706,448			$ 3,368,788	¥ 3,950,747
Restricted as collateral for bank borrowings and letter of guarantee		5,707,964				2,873,398
Current expected credit losses
Expected credit loss expense		38,283		5,945
Expected credit loss provision - current		47,682			7,400	44,645
Expected credit loss provision - non-current		51,633			$ 8,013	20,031
Long-term Investments
Long-term investments, carrying value		514,766				294,679
Carrying value of the Group's long-term investments measured under the alternative measurement		143,209				5,442
Group's available-for-sale debt securities		650,000				0
Total capital contribution	¥ 650,000	650,000	$ 100,878
Capital contribution by company	550,000
Capital contribution by unrelated investors	¥ 100,000
Impairment recognized, long term investments		0		0
Impairment recognized, long-lived assets		0		25,757
Sales and marketing expenses
Advertising Expense		304,106		180,757
Employee benefits
Employee benefit expenses		501,763		256,682
Dividends
Dividends		¥ 0		¥ 0
Segment Reporting
Number of segments | item		1	1
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments		¥ 17,628,470				¥ 3,210,000